Shares and Stockholder's Equity	12 Months Ended
Dec. 31, 2022
Shares and Stockholder's Equity [Abstract]
Shares and Stockholder's Equity

19. Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS Securities and Certain Other
Investments
Balance as of beginning-of-year	$9,153	$8,993	$5,637
Cumulative effect from adoption of new accounting standards	-	3,584	40
Unrealized holding gains (losses) arising during the year	(24,475)	(4,478)	7,585
Change in foreign currency exchange rate adjustment	(321)	(143)	180
Change in DAC, VOBA, DSI and DFEL	-	-	(3,136)
Change in future contract benefits and policyholder account balances	2,292	893	(423)
Income tax benefit (expense)	4,815	797	(901)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(13)	624	(52)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	38
Income tax benefit (expense)	3	(131)	3
Balance as of end-of-year	$(8,526)	$9,153	$8,993
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$-	$40
(Increases) attributable to:
Cumulative effect from adoption of new accounting standard	-	-	(40)
Balance as of end-of-year	$-	$-	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$258	$42	$181
Cumulative effect from adoption of new accounting standard	-	25	-
Unrealized holding gains (losses) arising during the year	(154)	141	77
Change in foreign currency exchange rate adjustment	312	152	(174)
Change in DAC, VOBA, DSI and DFEL	-	-	(23)
Income tax benefit (expense)	(34)	(63)	26
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	103	49	64
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(7)
Income tax benefit (expense)	(22)	(10)	(12)
Balance as of end-of-year	$301	$258	$42
Policyholder Liability Discount Rate Remeasurement Gain (Loss)
Balance as of beginning-of-year	$(1,101)	$-	$-
Cumulative effect from adoption of new accounting standard	-	(1,661)	-
Adjustment arising during the year	2,406	711	-
Income tax benefit (expense)	(515)	(151)	-
Balance as of end-of-year	$790	$(1,101)	$-
Market Risk Benefit Non-Performance Risk Gain (Loss)
Balance as of beginning-of-year	$1,951	$-	$-
Cumulative effect from adoption of new accounting standard	-	2,874	-
Adjustment arising during the year	(267)	(1,174)	-
Income tax benefit (expense)	55	251	-
Balance as of end-of-year	$1,739	$1,951	$-
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(11)	$(14)	$(22)
Adjustment arising during the year	(6)	4	10
Income tax benefit (expense)	-	(1)	(2)
Balance as of end-of-year	$(17)	$(11)	$(14)

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

For the Years Ended December 31,
2022		2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS
Securities and Certain Other Investments
Gross reclassification	$(13)	$624	$(52)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	38	Realized gain (loss)
Reclassification before income
tax benefit (expense)	(13)	624	(14)	Income (loss) before taxes
Income tax benefit (expense)	3	(131)	3	Federal income tax expense (benefit)
Reclassification, net of income tax	$(10)	$493	$(11)	Net income (loss)
Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$2	$3	$2	Net investment income
Foreign currency contracts	62	48	56	Net investment income
Foreign currency contracts	39	(2)	6	Realized gain (loss)
Total gross reclassifications	103	49	64
Associated amortization of DAC,				Commissions and other
VOBA, DSI and DFEL	-	-	(7)	expenses
Reclassifications before income
tax benefit (expense)	103	49	57	Income (loss) before taxes
Income tax benefit (expense)	(22)	(10)	(12)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$81	$39	$45	Net income (loss)